Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	₱ 44,702	₱ 45,868
Wholesale international voice cost	14,887	12,535	₱ 9,258
Noncurrent portion of contract liabilities and unearned revenues	4,884	5,625
Current portion of contract liabilities and unearned revenues	₱ 9,445	₱ 10,442
Less than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	52.00%	51.00%
After 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	48.00%	49.00%